Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total debt	$ 437,883	$ 192,125	$ 57,228
Current portion	(16,419)	(16,256)
Long-term debt	421,464	175,869
New revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Total debt	391,690	0	0
Current portion	0
Long-term debt	391,690
New revolving credit facility: | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	400,000	0
New revolving credit facility: | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Total debt	(8,310)	0
Old revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Total debt	0	142,635	0
Current portion	0
Long-term debt	0
Old revolving credit facility: | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	0	150,000
Old revolving credit facility: | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Total debt	0	(7,365)
Equipment loans
Disclosure of detailed information about borrowings [line items]
Total debt	16,907	20,651	23,974
Current portion	(10,023)
Long-term debt	6,884
Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Total debt	13,319	13,875
Fekola Equipment Loan Facilities | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	13,373
Goose equipment loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	3,588	6,776
Goose equipment loan facility | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	3,589
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	29,286	$ 28,839	$ 33,254
Current portion	(6,396)
Long-term debt	$ 22,890